Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2012	Feb. 25, 2011
Cash flows from operating activities:
Net income	$ 4,868	$ 14,542
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	1,760	1,354
Deferred tax assets, net	1,638	0
Decrease in valuation allowance for deferred tax assets	(272)	(5,532)
Decrease in allowances for accounts receivable and inventories, net	(126)	(1,078)
Accretion of debt discount	156	220
Stock compensation expense	101	98
Changes in operating assets and liabilities:
Accounts receivable	(5,969)	12,646
Costs and estimated earnings in excess of billings on uncompleted long-term contracts	(8,395)	(6,795)
Inventories	(983)	2,160
Prepaid expenses and other assets	(265)	(2,367)
Accounts payable, trade	1,332	2,525
Billings in excess of costs and estimated earnings on uncompleted long-term contracts	(1,015)	(6,410)
Customer deposits	(482)	2,108
Accrued taxes	120	0
Accrued interest and dividends	216	0
Other accrued liabilities	707	(8)
Net cash (used in) provided by operating activities	(6,609)	13,463
Cash flows from investing activities:
Acquisition of property, plant, and equipment	(1,914)	(451)
Capitalized software development costs	(230)	(414)
Net cash used in investing activities	(2,144)	(865)
Cash flows from financing activities:
Borrowings (repayments) under line of credit	13,675	(6,767)
Payment of Preferred Stock dividends	(2,208)	(2,278)
Increase in restricted cash	(393)	(2,856)
Payments of other debt obligations	(254)	(35)
Issuance of Common Stock	68	63
Repurchase of Preferred Stock, Series E	0	(2,000)
Issuance of Preferred Stock, Series D	0	231
Net cash provided by (used in) financing activities	10,888	(13,642)
Effect of exchange rate changes on cash	(133)	59
Net increase (decrease) in cash	2,002	(985)
Cash at beginning of period	1,423	2,408
Cash at end of period	3,425	1,423
Supplemental schedule of cash flow information:
Interest paid	427	376
Income taxes paid	737	256
Supplemental information on non-cash operating and investing activities:
Accrued dividends on Preferred Stock	$ 552	$ 569